Stockholders' equity (Components of AOCI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	$ 25,778	$ 22,096	$ 19,060
Ending Balance	28,083	25,778	22,096
Foreign currency translation [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	(264)	(68)	12
Other comprehensive income (loss), before reclassification adjustments, before tax	(257)	(218)	(71)
Income taxes	10	22	(9)
Ending Balance	(511)	(264)	(68)
Cash flow hedges [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	290	(33)	(35)
Other comprehensive income (loss), before reclassification adjustments, before tax	150	298	88
Reclassification adjustments to income	(143)	203	(85)
Income taxes		(178)	(1)
Ending Balance	297	290	(33)
Available-for-sale securities [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	(19)	(43)	183
Other comprehensive income (loss), before reclassification adjustments, before tax	(299)	37	(284)
Reclassification adjustments to income	76	1	(75)
Income taxes	(18)	(14)	133
Ending Balance	(260)	(19)	(43)
Other [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	(15)	(17)	(14)
Other comprehensive income (loss), before reclassification adjustments, before tax	8	1	(1)
Other	1	1	(2)
Ending Balance	(6)	(15)	(17)
AOCI [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	(8)	(161)	146
Other comprehensive income (loss), before reclassification adjustments, before tax	(141)	336	(197)
Reclassification adjustments to income	(67)	204	(160)
Other	1	1	(2)
Income taxes	(8)	(170)	123
Ending Balance	$ (480)	$ (8)	$ (161)